Financial Instruments - Summary of Movement in Allowance for Financial Assets Trade and Other Receivable (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about financial instruments [abstract]
Beginning balance	₨ 9,821	$ 142	₨ 9,566
Allowance made during the year	491	7	2,378
Reversals/ write-off during the year	(54)	(1)	(2,146)
Foreign Exchange difference	193	3	23
Ending balance	₨ 10,451	$ 151	₨ 9,821